Revenue by Geographic Area (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Schedule of revenue by geographic area

The following table sets forth revenue by geographic area (in thousands):

	Year Ended December 31,			Six Months Ended June 30,
	2013	2014	2015	2015	2016
				(Unaudited)
Revenue by geographic area:
United States	$45,470	$78,251	$143,145	$60,847	$104,993
International	4,450	10,595	23,774	10,472	18,857

Total	$49,920	$88,846	$166,919	$71,319	$123,850

Percentage of revenue by geographic area:
United States	91%	88%	86%	85%	85%
International	9%	12%	14%	15%	15%